Other Financial Liabilities - Summary of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Categories of current financial liabilities [abstract]
Derivatives	€ 6,925	€ 10,125
Payable to seller		735
Other financial liabilities	160
Other current financial liabilities	€ 7,085	€ 10,860